Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 21,191,472
Cash collateral pledged for derivative transactions included in Other assets	3,569,638	¥ 2,585,837
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,561,905	¥ 1,318,338